Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 113,010
Goodwill ending balance	117,043	$ 113,010
Carrying amount	117,043	113,010
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	115,541	118,461
Effect of movements in foreign exchange	3,634	(3,147)
Disposal through business combinations	0	(32)
Transfers (to)/from other asset categories	(179)	(68)
Hyperinflation monetary adjustments	306	328
Goodwill ending balance	119,302	115,541
Carrying amount	119,302	115,541
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(2,531)	(2,665)
Effect of movements in foreign exchange	293	134
Impairment losses	(20)
Goodwill ending balance	(2,259)	(2,531)
Carrying amount	$ (2,259)	$ (2,531)